Expected Future Service Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012
Japanese Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2013	¥ 15,961
Year ending December 31, 2014	16,947
Year ending December 31, 2015	18,765
Year ending December 31, 2016	20,524
Year ending December 31, 2017	21,970
Year ending December 31, 2018 - 2022	141,232
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2013	8,954
Year ending December 31, 2014	8,876
Year ending December 31, 2015	9,094
Year ending December 31, 2016	9,792
Year ending December 31, 2017	10,467
Year ending December 31, 2018 - 2022	¥ 61,438